UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2012
Check here if Amendment                             ]; Amendment number:
This Amendment (Check only one.):                   ] is a restatement.
                                                    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Moon Capital Management LP
Address: 499 Park Avenue
New York, NY 10022

13F File Number: 028-12266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: John W. Moon
Title: Managing Member of JWM Capital, LLC its general partner
Phone: 212-652-4500

Signature, Place, and Date of Signing:

John W. Moon New York, NY  2/14/2013

Report Type (Check only one.):

                                                   X] 13F HOLDINGS REPORT.
                                                    ] 13F NOTICE.
                                                    ] 13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: $240,080


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                    Form 13F File NumName
                      1028-12268        JWM Capital LLC
                      2028-12267        John W. Moon

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FORM 13F INFORMATION TABLE

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
                       Title                       Value    SH /            PUT /    InvestmeOtheVoting Authority
Name of Issuer         of class         CUSIP      (x $'000)PRN             CALL QTY DiscretiManaSole    ShareNone
AU OPTRONICS CORP      SPONSORED ADR    002255107      7,639   1,697,637 SH          DEFINED 1,2 1,697,637
BORGWARNER INC         COM              099724106      6,288      87,800 SH          DEFINED 1,2   87,800
CHANGYOU.COM LTD-ADR   ADS REP CL A     15911M107        227       8,600 SH          DEFINED 1,2    8,600
CHINA ZENIX AUTO INT   ADS              16951E104        459     153,379 SH          DEFINED 1,2  153,379
CIA BRASILEIRA DE DI   SPN ADR PFD CL A 20440T201      7,031     158,381 SH          DEFINED 1,2  158,381
CIA DE BEBIDAS DAS A   SPON ADR PFD     20441W203      6,921     164,831 SH          DEFINED 1,2  164,831
COPA HOLDINGS SA       CL A             P31076105      5,931      59,636 SH          DEFINED 1,2   59,636
CORNING INC            COM              219350105     13,245   1,049,554 SH          DEFINED 1,2 1,049,554
CTC MEDIA INC          COM              12642X106      5,274     677,890 SH          DEFINED 1,2  677,890
DELL INC               COM              24702R101      1,931     190,400 SH          DEFINED 1,2  190,400
DESARROLLADORA HOMEX   SPONSORED ADR    25030W100      1,422     113,967 SH          DEFINED 1,2  113,967
FOMENTO ECONOMICO ME   SPON ADR UNITS   344419106      9,272      92,080 SH          DEFINED 1,2   92,080
FORD MOTOR CO          COM PAR $0.01    345370860     39,056   3,015,933 SH          DEFINED 1,2 3,015,933
GOODYEAR TIRE & RUBB   COM              382550101      1,364      98,733 SH          DEFINED 1,2   98,733
HEWLETT-PACKARD CO     COM              428236103      6,026     422,900 SH          DEFINED 1,2  422,900
JOHNSON CONTROLS INC   COM              478366107      1,367      44,563 SH          DEFINED 1,2   44,563
LAS VEGAS SANDS CORP   COM              517834107      4,702     101,861 SH          DEFINED 1,2  101,861
LG.PHILIPS LCD CO LT   SPONS ADR REP    50186V102      1,986     137,177 SH          DEFINED 1,2  137,177
MELCO PBL ENTERTAINM   ADR              585464100     21,152   1,256,029 SH          DEFINED 1,2 1,256,029
MICRON TECHNOLOGY IN   COM              595112103        387      61,111 SH          DEFINED 1,2   61,111
MOBILE TELESYSTEMS     SPONSORED ADR    607409109      1,087      58,300 SH          DEFINED 1,2   58,300
NETEASE.COM            SPONSORED ADR    64110W102      4,955     116,495 SH          DEFINED 1,2  116,495
NII HOLDINGS INC       CL B NEW         62913F201      5,704     800,000 SH          DEFINED 1,2  800,000
PERFECT WORLD CO LTD   SPON ADR REP B   71372U104      4,823     451,578 SH          DEFINED 1,2  451,578
SHANDA GAMES LTD       SP ADR REPTG A   81941U105      3,768   1,239,339 SH          DEFINED 1,2 1,239,339
SINA CORP              PUT              G81477104      2,461          49,000PUT      DEFINED 1,2   49,000
SINA CORP              ORD              G81477104     21,099     420,132 SH          DEFINED 1,2  420,132
SOHU.COM INC           COM              83408W103      2,060      43,512 SH          DEFINED 1,2   43,512
SOUFUN HOLDINGS LTD    ADR              836034108      1,694      67,779 SH          DEFINED 1,2   67,779
SPDR GOLD TRUST        GOLD SHS         78463V107     27,671     170,790 SH          DEFINED 1,2  170,790
TENNECO INC            COM              880349105      4,773     135,936 SH          DEFINED 1,2  135,936
TIM PARTICIPACOES SA   SPONSORED ADR    88706P205      1,040      52,484 SH          DEFINED 1,2   52,484
TRW AUTOMOTIVE HOLDI   COM              87264S106      4,978      92,865 SH          DEFINED 1,2   92,865
VIMPEL-COMMUNICATION   CALL             92719A106      2,952         281,400CALL     DEFINED 1,2  281,400
VIMPEL-COMMUNICATION   SPONSORED ADR    92719A106      2,570     245,000 SH          DEFINED 1,2  245,000
WYNN RESORTS LTD       COM              983134107      3,469      30,838 SH          DEFINED 1,2   30,838
YANDEX NV-A            SHS CLASS A      N97284108      3,296     153,034 SH          DEFINED 1,2  153,034


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